Related party disclosure - Summary of Transactions And Balances With Other Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of transactions between related parties [line items]
Put options exercised during the year (refer Note 20)	₨ 1,000	$ 12	₨ 980
Entities Owned Or Significantly Influenced By Key Management Personnel | ReNew Foundation
Disclosure of transactions between related parties [line items]
Contribution for activities related to corporate social responsibility	33	0	22	₨ 0
Key Managerial Personnel (KMP) and their relatives
Disclosure of transactions between related parties [line items]
Put options exercised during the year (refer Note 20)	1,000	12	₨ 980
Retention bonus given	₨ 570	$ 7